Investments in joint ventures (Details Textual)	Jun. 30, 2017	Jun. 30, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
SRV Joint Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%